Other Intangible Assets - Other Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finite Lived Intangible Assets [Line Items]
Gross Cost	$ 1,374	$ 1,277
Accumulated Amortization	(1,075)	(1,065)
Net Cost	299	212
Technologies & Licenses [Member]
Finite Lived Intangible Assets [Line Items]
Gross Cost	699	705
Accumulated Amortization	(578)	(592)
Net Cost	121	113
Purchased and Internally Developed Software [Member]
Finite Lived Intangible Assets [Line Items]
Gross Cost	486	459
Accumulated Amortization	(427)	(404)
Net Cost	59	55
Technologies in Progress [Member]
Finite Lived Intangible Assets [Line Items]
Gross Cost	119	44
Net Cost	119	44
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross Cost	70	69
Accumulated Amortization	$ (70)	$ (69)